Debt (Tables)	6 Months Ended
Jun. 30, 2023
Debt
Schedule of outstanding short term debt

	Annual		As of	As of
Name	interest rates	Term	December 31, 2022	June 30, 2023
			RMB	RMB	US$
Short-term loans
East West Bank	5.00%	6 months	65,000	65,000	8,964
Xiamen International Bank	6.00%	6 months	—	15,000	2,069
Bank of Beijing	4.02%	1 year	—	10,000	1,379
Industrial Bank	3.80%	1 year	—	5,000	690
Long-term debt, current portion	9.99% - 10.46%	3-4 years	434	705	96
Total			65,434	95,705	13,198

Schedule of long-term debt

	Annual		As of	As of
	interest rates	Term	December 31, 2022	June 30, 2023
			RMB	RMB	US$
Long-term debt, current portion	9.99% - 10.46%	3-4 years	434	705	96
Long-term debt, non-current portion	9.99% - 10.46%	3-4 years	1,303	1,583	218
Total			1,737	2,288	314